Submission	Aug. 07, 2024
Submission [Line Items]
Central Index Key	0000884713
Registrant Name	Primo Water Corp /CN/
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES